Description of Organization and Summary of Significant Accounting Policies - Revenue Recognition (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Description of Organization and Summary of Significant Accounting Policies
Percentage of fund raising service fees					6.00%
Accrued licensing royalties	$ 18,925,247		$ 18,925,247		$ 25,958,085	$ 3,094,538
Total revenue	20,121,166	$ 113,022,154	65,485,798	$ 152,490,595	202,437,316	75,516,562
Deferred revenue	10,044,834		10,044,834		3,920,648	633,635
Digital Media Revenue
Description of Organization and Summary of Significant Accounting Policies
Total revenue	900,000	400,000	2,000,000	700,000	4,500,536	693,381
Physical Media Revenue
Description of Organization and Summary of Significant Accounting Policies
Total revenue	1,300,000	3,500,000	3,900,000	10,700,000	18,020,076	23,609,414
Pay it Forward revenue
Description of Organization and Summary of Significant Accounting Policies
Total revenue	$ 1,704,667	7,790,459	$ 6,492,899	30,882,355	35,287,182	33,980,046
Pay it Forward revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Description of Organization and Summary of Significant Accounting Policies
Amount expected to be recognized as revenue	12 months		12 months
Pay-it-forward revenue excluding theatrical
Description of Organization and Summary of Significant Accounting Policies
Total revenue					31,856,327
Pay-it-forward revenue related to theatrical releases
Description of Organization and Summary of Significant Accounting Policies
Total revenue	$ 1,300,000	3,400,000			3,430,855	0
Deferred revenue	100,000		$ 100,000		$ 850,225	0
Pay-it-forward revenue related to theatrical releases | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Description of Organization and Summary of Significant Accounting Policies
Amount expected to be recognized as revenue					12 months
Angel Guild Revenue
Description of Organization and Summary of Significant Accounting Policies
Total revenue	9,000,000	300,000	21,300,000	300,000	$ 2,940,290	0
Deferred revenue	$ 8,900,000		$ 8,900,000		2,400,000
Angel Guild Revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Description of Organization and Summary of Significant Accounting Policies
Amount expected to be recognized as revenue	12 months		12 months
Theatrical Release Revenue
Description of Organization and Summary of Significant Accounting Policies
Total revenue	$ 4,900,000	98,300,000	$ 17,800,000	103,800,000	106,838,828	4,720,674
Theatrical Release Revenue | Maximum
Description of Organization and Summary of Significant Accounting Policies
Period of theatrical release revenue payments due			2 months
Theatrical Release Revenue | Minimum
Description of Organization and Summary of Significant Accounting Policies
Period of theatrical release revenue payments due			1 month
Content Licensing
Description of Organization and Summary of Significant Accounting Policies
Total revenue	1,900,000	2,500,000	$ 12,900,000	5,600,000	34,187,217	11,230,655
Deferred revenue	0		0		$ 71,658	364,896
Allowance for doubtful accounts	0		$ 0
Term of agreements			3 years		3 years
Content Licensing | Maximum
Description of Organization and Summary of Significant Accounting Policies
Period of sales or usage-based licensing arrangements			1 year
Term of agreements			10 years		10 years
Other revenues
Description of Organization and Summary of Significant Accounting Policies
Total revenue	$ 300,000	$ 300,000	$ 1,100,000	$ 500,000	$ 663,187	$ 1,282,392